Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for loan losses from third parties	$ 128,109,728	$ 61,882,048
Provision for loan losses from related parties	817,872	2,412,642
Preferred shares, par value
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000
Ordinary shares, par value
Ordinary shares description	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	25,288,003	23,758,817
Ordinary shares, outstanding	25,288,003	23,758,817